UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2015

Shares	COMMON STOCKS - 87.40%	Value
	Aerospace & Defense - 1.36%
211,700	Air Industries Group, Inc.	$2,167,808
322,405	CPI Aerostructures, Inc. (a)	3,788,259
		5,956,067
	Auto Parts & Equipment - 3.37%
220,170	Miller Industries, Inc.	4,447,434
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2012, Cost $968,750) (a)(b)	3,265,000
104,361	Motorcar Parts of America, Inc. (a)	2,725,909
421,502	SORL Auto Parts, Inc. (a)	1,390,957
230,000	Stoneridge, Inc. (a)	2,902,600
		14,731,900
	Biotechnology - 0.85%
200,000	Trinity Biotech Plc - ADR	3,708,000
		3,708,000
	Building Materials - 1.74%
256,528	Global Brass & Copper Holdings, Inc.	3,368,213
340,500	PGT, Inc. (a)	2,924,895
77,309	Schnitzer Steel Industries, Inc.	1,304,976
		7,598,084
	Business Services - 7.85%
230,800	Datalink Corp. (a)	2,621,888
300,000	EPIQ Systems, Inc.	5,235,000
209,000	GP Strategies Corp. (a)	6,976,420
980,085	Innodata Isogen, Inc. (a)	2,803,043
300,000	Newtek Business Services, Inc. (a)	4,281,000
384,486	PCM, Inc. (a)	3,652,617
561,048	PRGX Global, Inc. (a)	2,911,839
498,000	RCM Technologies, Inc. (a)	2,948,160
485,000	Sizmek, Inc. (a)	2,890,600
		34,320,567
	Chemical & Related Products - 2.80%
99,644	Aceto Corporation	1,933,094
158,000	KMG Chemicals, Inc.	3,305,360
207,000	Northern Technologies International Corp. (a)	4,230,045
403,017	OMNOVA Solutions, Inc. (a)	2,764,697
		12,233,196
	Commercial Banks - 3.46%
170,000	Bankwell Financial Group, Inc. (a)	3,316,700
132,000	Berkshire Hills Bancorp, Inc.	3,286,800
121,617	Hilltop Holdings, Inc. (a)	2,207,346
100,000	Peoples Bancorp, Inc.	2,285,000
325,000	TriState Capital Holdings, Inc. (a)	3,074,500
74,000	Veritex Holdings, Inc. (a)	973,100
		15,143,446
	Commercial Services & Supplies - 1.74%
185,115	Courier Corp.	4,344,649
100,000	Libbey, Inc. (a)	3,271,000
		7,615,649
	Construction & Engineering - 4.13%
270,000	Comfort Systems USA, Inc.	4,495,500
470,000	Furmanite Corp. (a)	3,445,100
1,500,000	Hill International, Inc. (a)	5,730,000
195,293	Layne Christensen Company (a)	1,579,920
350,000	MFRI, Inc. (a)	1,953,000
238,555	Sterling Construction Company, Inc. (a)	827,786
		18,031,306
	Consumer Products - Distributing - 0.58%
2,000,000	LifeVantage Corp. (a)	2,540,000
		2,540,000

	Consumer Products - Manufacturing - 4.84%
91,402	Delta Apparel, Inc. (a)	845,468
124,740	Flexsteel Industries, Inc.	3,717,252
180,000	Orchids Paper Products Co.	4,908,600
175,000	Remy International, Inc.	3,722,250
75,315	Superior Uniform Group, Inc.	2,858,204
80,000	Universal Electronics, Inc. (a)	5,099,200
		21,150,974
	Consumer Services - 0.83%
437,500	Dice Holdings, Inc. (a)	3,618,125
		3,618,125
	Energy & Related Services - 4.59%
473,000	DHT Holdings, Inc.	3,476,550
140,000	Matrix Service Co. (a)	2,688,000
146,900	Mitcham Industries, Inc. (a)	824,109
225,000	Newpark Resources, Inc. (a)	1,944,000
105,699	PHI, Inc. (a)	3,615,963
250,000	Renewable Energy Group, Inc. (a)	2,185,000
300,000	Scorpio Tankers, Inc.	2,361,000
325,000	StealthGas, Inc. (a)	1,716,000
622,800	TGC Industries, Inc. (a)	1,245,600
		20,056,222
	Financial Services - 7.05%
1,019,454	Cowen Group, Inc. (a)	4,240,929
174,800	FBR & Co. (a)	3,919,016
600,000	Global Cash Access Holdings, Inc. (a)	3,966,000
174,700	Hennessy Advisors, Inc.	3,495,747
100,000	Liberty Tax, Inc. (a)	3,600,000
225,814	Oppenheimer Holdings, Inc.	4,459,826
255,024	Silvercrest Asset Management Group, Inc. - Class A	3,595,838
273,000	Triumph Bancorp, Inc. (a)	3,549,000
		30,826,356
	Food - 4.52%
400,000	Crimson Wine Group Ltd. (a)	3,600,000
350,000	Diversified Restaurant Holdings, Inc. (a)	1,718,500
142,955	Farmer Brothers Co. (a)	4,275,784
174,297	John B. Sanfilippo & Son, Inc.	6,356,612
298,400	Landec Corp. (a)	3,810,568
		19,761,464
	Health Care Providers & Services - 1.56%
500,000	Five Star Quality Care, Inc. (a)	1,740,000
62,094	Skilled Healthcare Group, Inc. - Class A	515,380
110,000	The Ensign Group, Inc.	4,565,000
		6,820,380
	Industrial Goods - 1.08%
1,400,000	Hudson Technologies, Inc. (a)	4,718,000
		4,718,000
	Insurance - 4.49%
452,800	Atlas Financial Holdings, Inc. (a)	7,561,760
128,405	EMC Insurance Group, Inc.	4,142,345
325,000	United Insurance Holdings Corp.	7,939,750
		19,643,855
	Leisure - 1.44%
900,000	Century Casinos, Inc. (a)	4,941,000
988,473	Full House Resorts, Inc. (a)(c)	1,354,208
		6,295,208
	Medical Supplies & Services - 5.11%
219,037	Addus Homecare Corp. (a)	4,858,241
625,000	BioScrip, Inc. (a)	3,593,750
169,940	CryoLife, Inc.	1,913,524
200,000	Exactech, Inc. (a)	4,158,000
1,106,000	Liberator Medical Holdings, Inc.	3,539,200
400,000	Syneron Medical Ltd. (a)	4,280,000
		22,342,715

	Oil & Gas - 2.00%
680,000	Abraxas Petroleum Corp. (a)	2,012,800
275,000	Hallador Energy Co.	3,118,500
650,000	Vaalco Energy, Inc. (a)	3,601,000
		8,732,300
	Retail - 3.92%
133,200	Big 5 Sporting Goods Corp.	1,586,412
501,207	CafePress, Inc. (a)	1,057,547
495,000	Christopher & Banks Corp. (a)	2,578,950
198,050	Kirklands, Inc. (a)	4,608,623
307,100	Systemax, Inc. (a)	4,013,797
121,772	Weyco Group, Inc.	3,290,280
		17,135,609
	Semiconductor Related Products - 5.73%
1,497,584	AXT, Inc. (a)	4,163,283
252,969	CyberOptics Corp. (a)	2,759,892
351,000	DSP Group, Inc. (a)	3,857,490
300,000	Integrated Silicon Solution, Inc.	4,824,000
600,000	Photronics, Inc. (a)	5,040,000
440,000	Rudolph Technologies, Inc. (a)	4,413,200
		25,057,865
	Software - 3.54%
472,000	American Software, Inc. - Class A	3,912,880
2,259,733	iPass, Inc. (a)	2,915,055
100,000	PDF Solutions, Inc. (a)	1,662,000
150,000	Qumu Corp. (a)	2,130,000
100,000	VASCO Data Security International, Inc. (a)	2,150,000
763,416	Zix Corp. (a)	2,702,493
		15,472,428
	Specialty Manufacturing - 6.72%
52,786	AEP Industries, Inc. (a)	2,645,107
287,801	Core Molding Technologies, Inc. (a)	4,173,115
110,800	Federal Signal Corp.	1,691,916
262,800	KVH Industries, Inc. (a)	3,179,880
77,200	L.B. Foster Co.	3,660,052
535,300	LSI Industries, Inc.	3,929,102
377,500	Manitex International, Inc. (a)	4,129,850
115,122	Northwest Pipe Co. (a)	2,754,869
135,000	Sparton Corp. (a)	3,169,800
		29,333,691
	Telecommunications - 2.10%
116,527	Bel Fuse, Inc.	2,740,715
2,077,000	Ceragon Networks Ltd. (a)	1,833,783
550,000	PC-Tel, Inc.	4,614,500
		9,188,998

	TOTAL COMMON STOCKS (Cost $311,745,443)	$382,032,405

Shares	REAL ESTATE INVESTMENT TRUSTS - 3.98%	Value
310,000	City Office Real Estate Investment Trust, Inc.	$3,968,000
375,895	Monmouth Real Estate Investment Corp. - Class A	4,439,320
365,812	Physicians Realty Trust	6,452,924
160,000	Whitestone Real Estate Investment Trust	2,510,400

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,309,290)	$17,370,644

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
38,106	Imperial Holdings, Inc. Warrant
	Expiration: 10/06/2019, Exercise Price $10.75 (a)(e)	$-

	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 8.09%	Value
13,082,536	Alpine Municipal Money Market Fund - Investor Class, 0.01% (d)	$13,082,536
22,300,000	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (d)	22,300,000

	TOTAL SHORT TERM INVESTMENTS (Cost $35,382,536)	$35,382,536

	Total Investments (Cost $359,437,269) - 99.47%	$434,785,585
	Other Assets in Excess of Liabilities - 0.53%	2,305,722
	TOTAL NET ASSETS - 100.00%	$437,091,307

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant  to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers."  The market value of this security is $3,265,000 or 0.75% of the Fund's net assets.  This security is deemed to be liquid.

(c)	Affiliated issuer. See Note 3 of the Notes to Schedule of Investments.
(d)	Variable rate security; the rate shown is the effective rate as of January 31, 2015.
(e)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of   Directors. This security represents $0.00 or 0.00% of the Fund's Net Assets.  This security is classified as Level 2  and is deemed to be illiquid.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		January 31, 2015

Shares	COMMON STOCKS - 96.77%	Value
	Aerospace & Defense - 1.50%
31,000	Air Industries Group, Inc.	$317,440
30,000	CPI Aerostructures, Inc. (a)	352,500
65,000	Kratos Defense & Security Solutions, Inc. (a)	315,900
		985,840
	Air Transport - 0.42%
34,047	AeroCentury Corp. (a)	275,781
		275,781
	Auto Parts & Equipment - 1.40%
120,000	Supreme Industries, Inc.	925,200
		925,200
	Biotechnology - 1.05%
37,359	Trinity Biotech Plc - ADR	692,636
		692,636
	Business Services - 14.10%
600,547	Auxilio, Inc. (a)	618,563
220,493	DLH Holdings Corp. (a)	465,240
80,000	Edgewater Technology, Inc. (a)	564,000
167,000	Information Services Group, Inc. (a)	671,340
220,500	Innodata Isogen, Inc. (a)	630,630
259,400	Intrusion, Inc. (a)	710,756
70,200	Newtek Business Services, Inc. (a)	1,001,754
45,960	PC Mall, Inc. (a)	436,620
170,200	Professional Diversity Network, Inc. (a)	738,668
2,100,000	Quadrant 4 Systems Corp. (a)	987,000
70,000	RCM Technologies, Inc. (a)	414,400
195,000	SmartPros Ltd.	290,550
51,953	Transcat, Inc. (a)	473,292
530,000	USA Technologies, Inc. (a)	1,044,100
180,000	WidePoint Corp. (a)	257,400
		9,304,313
	Chemical & Related Products - 2.53%
389,510	Flexible Solutions International, Inc. (a)	494,678
36,000	Northern Technologies International Corp. (a)	735,660
61,300	TOR Minerals International, Inc. (a)	436,763
		1,667,101
	Commercial Services & Supplies - 1.40%
92,009	Empire Resources, Inc.	403,919
70,000	General Finance Corp. (a)	520,100
		924,019
	Computers & Electronics - 3.84%
256,293	ADDvantage Technologies Group, Inc. (a)	594,600
95,000	Concurrent Computer Corporation	598,500
153,900	Dot Hill Systems Corp. (a)	641,763
140,000	NAPCO Security Technologies, Inc. (a)	695,800
		2,530,663
	Construction & Engineering - 3.24%
82,000	Gencor Industries, Inc. (a)	750,300
196,000	Hill International, Inc. (a)	748,720
45,436	Willdan Group, Inc. (a)	635,650
		2,134,670
	Consumer Products - Distributing - 1.65%
263,400	FitLife Brands, Inc. (a)	618,990
200,000	US Auto Parts Network, Inc. (a)	470,000
		1,088,990
	Consumer Products - Manufacturing - 3.43%
175,000	Charles & Colvard Ltd. (a)	315,000
61,767	Cherokee, Inc. (a)	1,122,924
61,100	Crown Crafts, Inc.	484,523
30,000	Hardinge, Inc.	342,300
		2,264,747

	Consumer Services - 0.43%
37,000	Hackett Group, Inc.	280,460
		280,460
	Electronic Equipment & Instruments - 4.59%
419,708	AG&E Holdings, Inc. (a)	306,387
53,000	Allied Motion Technologies, Inc.	1,188,260
360,000	Iteris, Inc. (a)	648,000
50,000	Richardson Electronics Ltd.	468,500
123,178	Ultralife Corp. (a)	412,646
		3,023,793
	Energy & Related Services - 1.77%
98,500	DHT Holdings, Inc.	723,975
350,000	Uranium Energy Corp. (a)	444,500
		1,168,475
	Environmental Services - 1.03%
1,166,600	Metalico, Inc. (a)	678,961
		678,961
	Financial Services - 8.33%
65,443	1347 Poperty Insurance Holdings, Inc. (a)	503,911
95,000	AMREP Corp. (a)	361,000
28,000	First Internet Bancorp	444,920
53,449	Hennessy Advisors, Inc.	1,069,515
50,000	HopFed Bancorp, Inc.	660,500
16,000	Liberty Tax, Inc. (a)	576,000
55,000	Pacific Premier Bancorp (a)	817,300
300,000	TheStreet, Inc.	624,000
69,000	Xenith Bankshares, Inc. (a)	441,600
		5,498,746
	Food - 3.63%
162,000	Diversified Restaurant Holdings, Inc. (a)	795,420
700,000	Hot Mama's Foods, Inc.
	(Acquired 1/28/2014, Cost $560,000) (a)(b)(c)	35,000
20,300	John B. Sanfilippo & Son, Inc.	740,341
141,627	Willamette Valley Vineyards, Inc. (a)	820,020
		2,390,781
	Health Care Providers & Services - 0.48%
142,100	Celsion Corporation (a)	314,041
		314,041
	Industrial Goods - 1.12%
219,900	Hudson Technologies, Inc. (a)	741,063
		741,063
	Insurance - 4.52%
55,000	Atlas Financial Holdings, Inc. (a)	918,500
128,000	Kingstone Companies, Inc.	997,120
43,500	United Insurance Holdings Corp.	1,062,705
		2,978,325
	Leisure - 4.91%
180,000	Century Casinos, Inc. (a)	988,200
300,000	Full House Resorts, Inc. (a)	411,000
1,534,825	Galaxy Gaming, Inc. (a)	514,166
50,000	Gaming Partners International Corp. (a)	414,500
400,000	Nevada Gold & Casinos, Inc. (a)	488,000
950,000	NTN Buzztime, Inc. (a)	422,940
		3,238,806
	Medical Supplies & Services - 3.54%
28,500	Addus Homecare Corp. (a)	632,130
240,000	Allied Healthcare Products (a)	374,400
48,500	Birner Dental Management Services, Inc.	697,188
1,310,000	Hooper Holmes, Inc. (a)	628,800
		2,332,518
	Motion Pictures - 1.30%
208,785	Ballantyne Strong, Inc. (a)	853,931
		853,931

	Oil & Gas - 2.04%
466,927	Deep Down, Inc. (a)	382,833
139,400	Enservco Corp. (a)	228,616
40,000	Hallador Energy Co.	453,600
80,000	Vertex Energy, Inc. (a)	278,400
		1,343,449
	Pharmaceuticals - 1.94%
150,000	Columbia Laboratories, Inc. (a)	832,500
55,000	MusclePharm Corp. (a)	447,700
		1,280,200
	Semiconductor Related Products - 5.89%
349,100	AXT, Inc. (a)	970,498
55,200	CyberOptics Corp. (a)	602,232
97,500	DSP Group, Inc. (a)	1,071,525
172,000	inTEST Corp. (a)	729,280
80,000	Sigma Designs, Inc. (a)	508,800
		3,882,335
	Software - 7.93%
161,800	ARI Network Services, Inc. (a)	634,256
126,883	Asure Software, Inc. (a)	696,588
230,000	Bsquare Corp. (a)	1,018,900
100,600	Digital Turbine, Inc. (a)	334,998
75,000	Evolving Systems, Inc.	671,250
290,000	GlobalSCAPE, Inc.	672,800
600,000	iPass, Inc. (a)	774,000
177,600	Speed Commerce, Inc. (a)	422,688
		5,225,480
	Specialty Manufacturing - 7.55%
40,000	CECO Environmental Corp.	548,800
183,100	CTI Industries Corp. (a)(d)	698,526
62,500	Friedman Industries	391,250
25,000	Hurco Companies, Inc.	877,000
44,000	KVH Industries, Inc. (a)	532,400
218,000	Orbit International Corp. (a)	697,600
98,900	Pioneer Power Solutions, Inc. (a)	919,770
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
49,102	Xplore Technologies Corp. (a)	320,636
		4,985,982
	Telecommunications - 1.21%
660,000	Mobivity Holdings Corp.
	(Acquired 3/11/2014, Cost $660,000) (a)(b)	795,300
		795,300

	TOTAL COMMON STOCKS (Cost $56,833,816)	$63,806,606

Shares	REAL ESTATE INVESTMENT TRUSTS - 0.76%	Value
50,000	Preferred Apartment Communities, Inc.	$505,500

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $396,349)	$505,500

Contracts	WARRANTS - 0.02%	Value
	Electronic Equipment & Instruments
249,000	The LGL Group, Inc. Warrant
	Expiration: 8/6/2018, Exercise Price: $7.50 (a)(c)	$2,241

	Food
350,000	Hot Mama's Foods, Inc. Warrant
	(Acquired 1/28/2014, Cost $0)
	Expiration: 1/27/2017, Exercise Price: $2.00 (a)(b)(c)	–

165,000	Telecommunications
	Mobivity Holdings Corp. Warrant
	(Acquired 3/11/2014, Cost $0)
	Expiration: 3/12/2019, Exercise Price $1.20 (a)(b)(c)	8,250

	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	–
35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	–

	TOTAL WARRANTS (Cost $346,104)	$10,491

Shares	SHORT TERM INVESTMENTS - 2.54%	Value
1,676,321	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.01% (e)	$1,676,321

	TOTAL SHORT TERM INVESTMENTS (Cost $1,676,321)	$1,676,321

	Total Investments (Cost $59,252,590) - 100.09%	$65,998,918
	Liabilities in Excess of Other Assets - (0.09)%	(59,224)
	TOTAL NET ASSETS - 100.00%	$65,939,694

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act     of 1933 (the "Act") or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant  to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers."  The market value of these securities totals $838,550 or 1.27% of the Fund's net assets. Of these securities, $35,000 or 0.05% of the Fund's Net Assets were deemed to be illiquid.

(c)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $45,491 or 0.07% of the Fund's Net Assets.  With the exception of Worldwide Energy & Manufacturing USA, Inc. ("WEMU"), Hot Mama's Foods, Inc. ("HOTF"), and HOTF warrants, these securities were classified as Level 2. WEMU, HOTF and HOTF warrants were classified as Level 3 securities and were deemed to be illiquid.

(d)	Affiliated issuer: See Note 3 of the Notes to Schedule of Investments.
(e)	Variable rate security; the rate shown is the effective rate as of January 31, 2015.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		January 31, 2015

Shares	COMMON STOCKS - 86.03%	Value
	Aerospace & Defense - 1.41%
3,000	Air Industries Group, Inc.	$30,720
		30,720
	Air Transport - 4.91%
2,400	Hawaiian Holdings, Inc. (a)	46,656
3,600	JetBlue Airways Corp. (a)	60,444
		107,100
	Business Services - 3.85%
1,600	Graphic Packaging Holding Co.	23,168
5,500	Information Services Group, Inc. (a)	22,110
3,400	RCM Technologies, Inc. (a)	20,128
1,100	Steelcase, Inc.	18,568
		83,974
	Commercial Banks - 0.90%
1,500	Veritex Holdings, Inc. (a)	19,725
		19,725
	Commercial Services & Supplies - 0.98%
2,700	ACCO Brands Corp. (a)	21,384
		21,384
	Communications Equipment - 6.82%
2,200	ClearOne, Inc. (a)	23,364
6,200	Mitel Networks Corp. (a)	55,366
950	Qorvo, Inc. (a)	70,177
		148,907
	Computers & Electronics - 2.09%
4,100	Brocade Communications Systems, Inc.	45,592
		45,592
	Construction & Engineering - 3.42%
4,300	Gencor Industries, Inc. (a)	39,345
5,100	TRC Companies, Inc. (a)	35,241
		74,586
	Consumer Products - Manufacturing - 2.34%
3,000	Crown Crafts, Inc.	23,790
900	Mercer International, Inc.	11,412
1,000	MGP Ingredients, Inc. (a)	15,860
		51,062
	Consumer Services - 0.49%
800	TravelCenters of America LLC (a)	10,712
		10,712
	Electronic Equipment & Instruments - 6.97%
3,700	Allied Motion Technologies, Inc.	82,953
3,100	Daktronics, Inc.	38,378
2,000	Orbotech Ltd. (a)	30,860
		152,191
	Energy & Related Services - 2.86%
2,300	Newpark Resources, Inc. (a)	19,872
1,000	Renewable Energy Group, Inc. (a)	8,740
4,300	Scorpio Tankers, Inc.	33,841
		62,453
	Financial Services - 6.53%
1,800	Hallmark Financial Services, Inc. (a)	19,872
1,900	Janus Capital Group, Inc.	33,326
11,300	Ladenburg Thalmann Financial Services, Inc. (a)	43,053
2,500	Pzena Investment Management, Inc.	20,325
2,000	Triumph Bancorp, Inc. (a)	26,000
		142,576

	Health Care Providers & Services - 1.49%
2,400	Select Medical Holdings Corp.	32,448
		32,448
	Insurance - 2.97%
2,400	Atlas Financial Holdings, Inc. (a)	40,080
1,600	CNO Financial Group, Inc.	24,832
		64,912
	Leisure - 2.37%
1,600	Nautilus, Inc. (a)	22,784
2,400	Reading International, Inc. (a)	29,016
		51,800
	Medical Supplies & Services - 5.36%
2,000	AMN Healthcare Services, Inc. (a)	37,640
7,300	Digirad Corp.	30,295
3,200	Merit Medical Systems, Inc. (a)	49,056
		116,991
	Oil & Gas - 3.30%
1,100	Aegean Marine Petroleum Network, Inc.	15,169
4,800	Star Gas Partners LP	32,208
1,800	Trecora Resources (a)	24,750
		72,127
	Pharmaceuticals - 4.06%
1,500	Cambrex Corp. (a)	33,645
4,500	Columbia Laboratories, Inc. (a)	24,975
3,600	Pernix Therapeutics Holdings, Inc. (a)	29,916
		88,536
	Retail - 3.83%
6,400	1-800-Flowers.com, Inc. (a)	50,496
2,400	Stein Mart, Inc.	33,024
		83,520
	Semiconductor Related Products - 5.41%
1,500	Cascade Microtech, Inc. (a)	20,190
2,300	Entegris, Inc. (a)	29,900
5,300	inTEST Corp. (a)	22,472
2,500	Photronics, Inc. (a)	21,000
1,800	Vishay Intertechnology, Inc.	24,516
		118,078
	Software - 2.75%
3,000	American Software, Inc.	24,870
1,800	LifeLock, Inc. (a)	26,730
800	Ruckus Wireless, Inc. (a)	8,472
		60,072
	Specialty Manufacturing - 7.55%
2,000	CECO Environmental Corp.	27,440
1,300	Core Molding Technologies, Inc. (a)	18,850
1,300	Federal Signal Corp.	19,851
4,400	Mueller Water Products, Inc.	45,012
800	Sparton Corp. (a)	18,784
2,800	Wabash National Corp. (a)	34,916
		164,853
	Telecommunications - 1.56%
1,947	Harmonic, Inc. (a)	14,895
2,700	RRSat Global Communications Network Ltd.	19,197
		34,092
	Transportation - 1.81%
8,200	Radiant Logistics, Inc. (a)	39,442
		39,442

	TOTAL COMMON STOCKS (Cost $1,768,443)	$1,877,853

Shares	REAL ESTATE INVESTMENT TRUSTS - 2.54%	Value
1,600	DiamondRock Hospitality Co.	$23,248
2,100	Medical Properties Trust, Inc.	32,277

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $47,644)	$55,525

Shares	SHORT TERM INVESTMENTS - 11.28%	Value
246,098	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.07% (b)	$246,098

	TOTAL SHORT TERM INVESTMENTS (Cost $246,098)	$246,098

	Total Investments (Cost $2,062,185) - 99.85%	$2,179,476
	Other Assets in Excess of Liabilities - 0.15%	3,353
	TOTAL NET ASSETS - 100.00%	$2,182,829

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the effective rate as of January 31, 2015.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	January 31, 2015

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the "MicroCap Fund"), the Perritt Ultra MicroCap Fund (the "Ultra MicroCap Fund") and the Perritt Low Priced Stock Fund (the "Low Priced Stock Fund") (collectively, the "Funds") at January 31, 2015 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$359,437,269	$59,252,590	$2,062,185

Gross unrealized appreciation	103,806,415	14,377,924	229,951
Gross unrealized depreciation	(28,458,099)	(7,631,596)	(112,660)
Net unrealized appreciation/(depreciation)	$75,348,316	$6,746,328	$117,291

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of January 31, 2015:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$61,437,757	$-	$-	$61,437,757
Consumer Staples	25,220,196	-	-	25,220,196
Energy	28,788,522	-	-	28,788,522
Financials	62,328,658	-	-	62,328,658
Health Care	29,331,895	-	-	29,331,895
Industrials	74,983,827	-	-	74,983,827
Information Technology	77,707,684	-	-	77,707,684
Materials	18,003,821	4,230,045	-	22,233,866
Total Common Stocks	377,802,360	4,230,045	-	382,032,405
Real Estate Investment Trusts	17,370,644	-	-	17,370,644
Warrants
Insurance	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	35,382,536	-	-	35,382,536
Total Investments in Securities	$430,555,540	$4,230,045	$-	$434,785,585

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$8,162,991	$698,527	$-	$8,861,518
Consumer Staples	2,627,051	-	35,000	2,662,051
Energy	2,511,924	-	0	2,511,924
Financials	7,257,325	660,500	-	7,917,825
Health Care	4,093,070	697,187	-	4,790,257
Industrials	13,090,062	566,331	-	13,656,393
Information Technology	20,552,987	795,300	-	21,348,287
Materials	885,929	1,172,422	-	2,058,351
Total Common Stocks	59,181,339	4,590,267	35,000	63,806,606
Real Estate Investment Trusts	505,500	-	-	505,500
Warrants
Consumer Staples	-	-	0	-
Energy	-	0	0	-
Information Technology	-	10,491	-	10,491
Total Warrants	-	10,491	-	10,491
Short Term Investments	1,676,321	-	-	1,676,321
Total Investments in Securities	$61,363,160	$4,600,758	$35,000	$65,998,918

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$215,749	$-	$-	$215,749
Consumer Staples	15,860	-	-	15,860
Energy	77,622	-	-	77,622
Financials	227,213	-	-	227,213
Health Care	237,975	-	-	237,975
Industrials	540,885	-	-	540,885
Information Technology	452,161	-	-	452,161
Materials	78,180	-	-	78,180
Utilities	32,208	-	-	32,208
Total Common Stocks	1,877,853	-	-	1,877,853
Real Estate Investment Trusts	55,525	-	-	55,525
Short Term Investments	246,098	-	-	246,098
Total Investments in Securities	$2,179,476	$-	$-	$2,179,476

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$-	$-	$-
Transfers out of level 1	(4,230,045)	(4,592,508)	-
Net transfers in (out of) Level 1	$(4,230,045)	$(4,592,508)	$-

Transfers into Level 2	$4,230,045	$4,592,508	$-
Transfers out of Level 2	-	-	-
Net Transfers in (out of) Level 2	$4,230,045	$4,592,508	$-

The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period.

As of January 31, 2015, the MicroCap Fund and the Low Priced Stock Fund did not hold any Level 3 securities. As of January 31, 2015, the value of the Ultra MicroCap Fund's Level 3 securities were $35,000. As there is not an active market for these Level 3 securities, the value is being derived from qualitative information. The fair value of the warrants are derived by calculating the difference between the underlying equity security's price and the strike price of the warrant. An increase in the underlying equity security's price will increase the fair value of the warrant security. Alternatively, a decrease in the underlying equity security's price will decrease the fair value of the warrant security. The fair value of the equity securities are derived using a discount to the book value. An increase in the discount to book value will decrease the fair value of the equity security. Alternatively, a decrease in the discount to book value will increase the fair value of the equity security.

Below is a reconciliation that details the activity of the Level 3 securities held in the Ultra MicroCap Fund during the period ended January 31, 2015:

Ultra MicroCap Fund
Beginning Balance - November 1, 2014	$35,000
Purchases	-
Sales	-
Transfers in to level 3	-
Transfers out of level 3	-
Realized gains/(losses), net	-
Change in unrealized gains/(losses)	-
Ending Balance - January 31, 2015	$35,000

The following table presents information about unobservable inputs related to the Ultra MicroCap Fund's categories of Level 3 investments as of January 31, 2015:

	Fair Value at 1/31/2015	Valuation Techniques	Unobservable Inputs	Ranges
Equity Securities	$-	Intrinsic Value	No active market	N/A
	$35,000	Intrinsic Value	Discount to book value	50%
Warrants	$-	Intrinsic Value	Warrant strike price & underlying stock price	N/A

3. Transactions with Affiliates

The following issuers were affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period November 1, 2014 through January 31, 2015. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt MicroCap Opportunities Fund
Issuer Name	Share Balance At November 1, 2014	Additions	Reductions	Share Balance At January 31, 2015	Dividend Income	Value At January 31, 2015
Full House Resorts, Inc.	988,473	-	-	988,473	-	1,354,208
					$-	$1,354,208

Perritt Ultra MicroCap Fund
Issuer Name	Share Balance At November 1, 2014	Additions	Reductions	Share Balance At January 31, 2015	Dividend Income	Value At January 31, 2015
CTI Industries Corp.	172,000	11,100	-	183,100	$-	$698,526
Orbit International Corp.(1)	226,000	-	8,000	218,000	-	697,600
					$-	$1,396,126

1Issuer was not an affiliate as of January 31, 2015.

4. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title)    /s/ Michael J. Corbett
  Michael J. Corbett, President

Date                 3/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael J. Corbett
   Michael J. Corbett, President

Date                 3/19/2015

By (Signature and Title)*    /s/ Mark J. Buh
Mark J. Buh, Treasurer

Date                 3/19/2015

* Print the name and title of each signing officer under his or her signature.